Exit Or Disposal Activities	6 Months Ended
Jun. 26, 2011
Exit Or Disposal Activities
Exit Or Disposal Activities

3. EXIT OR DISPOSAL ACTIVITIES

In February 2008, the Company's Board of Directors approved certain exit or disposal activities as part of a plan to rationalize both our manufacturing and distribution footprints and to eliminate administrative redundancies in an effort to curtail losses resulting from record-high feed ingredient costs and an oversupply of chicken in the US. Beginning in January 2010, Company management implemented certain additional exit or disposal activities to integrate the administrative functions of the Company into those of JBS USA. These two exit or disposal activities eliminated a total of approximately 5,100 positions and resulted in net pre-tax charges totaling $130.9 million. Of these charges, we recognized $48.3 million of severance and other personnel costs, $37.5 million of asset impairments, $30.2 million in losses related to the sale of unneeded eggs and the depletion of unneeded flocks, $4.0 million of grower compensation, $2.0 million of lease continuation costs, $2.1 million in losses related to scrapped inventory and $6.8 million in other restructuring costs. All exit or disposal costs related to these activities, with the exception of costs or losses related to asset impairments, sales of unneeded eggs, depletion of unneeded flocks and scrapped inventory, resulted in cash expenditures or will result in cash expenditures within one year. The cash-related portion of these exit or disposal costs totaled $53.7 million.

Results of operations for the thirteen weeks ended June 26, 2011 and June 27, 2010 included exit or disposal costs totaling $0.2 million and $2.1 million, respectively. Results of operations for the thirteen weeks ended June 26, 2011 and June 27, 2010 also included adjustments totaling $0.1 million and $1.0 million, respectively, which reduced accrued costs. Adjustments recognized in the thirteen weeks ended June 26, 2011 and June 27, 2010 included the elimination of accrued severance in excess of actual severance costs incurred during the exit or disposal period.

Results of operations for the twenty-six weeks ended June 26, 2011 and June 27, 2010 included exit or disposal costs totaling $1.3 million and $37.9 million, respectively. Results of operations for the twenty-six weeks ended June 26, 2011 and June 27, 2010 also included adjustments totaling $0.7 million and $1.0 million, respectively, which reduced accrued costs. Adjustments recognized in the twenty-six weeks ended June 26, 2011 and June 27, 2010 included the elimination of accrued severance in excess of actual severance costs incurred during the exit or disposal period. During the twenty-six weeks ended June 27, 2010, we also recognized an adjustment for the assumption of a lease obligation related to a closed office building by an outside party.

The following table sets forth activity that was recorded through the Company's accrued exit or disposal cost accounts during the twenty-six weeks ended June 26, 2011 and June 27, 2010:

	Accrued Severance	Accrued Lease Obligation	Accrued Grower Pay	Accrued Other Exit or Disposal Costs	Accrued Inventory Charges	Total
			(In thousands)
Balance at December 26, 2010	$4,150	$—	$—	$—	$793	$4,943
Accruals	1,290	—	—	—	—	1,290
Payment /Disposal	(3,864)	—	—	—	—	(3,864)
Adjustments	(674)	—	—	—	—	(674)

Balance at June 26, 2011	$902	$—	$—	$—	$793	$1,695

Balance at December 27, 2009	$516	$20	$3,615	$—	$1,903	$6,054
Accruals	25,883	—	—	9,870	2,118	37,871
Payment /Disposal	(23,074)	—	(1,055)	—	(2,649)	(26,778)
Adjustments	(2)	(20)	(909)	—	—	(931)

Balance at June 27, 2010	$3,323	$—	$1,651	$9,870	$1,372	$16,216

Net exit or disposal costs totaling $0.1 million and $0.6 million were recognized during the thirteen and twenty-six weeks ended June 26, 2011, respectively, and were recorded in either Cost of sales or Selling, general and administrative expense on the accompanying Consolidated Statements of Operations. Net exit or disposal costs recognized during the thirteen and twenty-six weeks ended June 27, 2010 were classified as Administrative restructuring charges, a component of operating income below gross profit, on the accompanying Consolidated Statements of Operations because management believed these costs were not directly related to the Company's ongoing production. Components of administrative restructuring charges recognized during the thirteen and twenty-six weeks ended June 27, 2010 are summarized below:

	Thirteen Weeks Ended June 27, 2010	Twenty-Six Weeks Ended June 27, 2010
	(In thousands)
Accrued severance provision	$2,055	$25,887
Accrued other exit or disposal cost provisions	—	9,869
Accrued inventory charges	—	2,118
Asset impairments (See "Note 9. Property, Plant and Equipment")	14,827	14,827

Total administrative restructuring charges	$16,882	$52,701

We continue to review and evaluate various restructuring and other alternatives to streamline our operations, improve efficiencies and reduce costs. Such initiatives may include selling assets, consolidating operations and functions, employee relocation and voluntary and involuntary employee separation programs. Any such actions may require us to obtain the pre-approval of our lenders under our Exit Credit Facility. In addition, such actions will subject the Company to additional short-term costs, which may include asset impairment charges, lease commitment costs, employee retention and severance costs and other costs. Certain of these activities may have a disproportionate impact on our income relative to the cost savings in a particular period.